Cost Method Investments (Details)	1 Months Ended	12 Months Ended
	May 25, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	May 25, 2022 USD ($)	May 25, 2022 HKD ($)
Cost Method Investments [Abstract]
Total cost method investments		¥ 55,462,670	$ 7,963,511	¥ 600,000	¥ 109,700,000
Issued share capital transferred, percentage	30.00%
Issued share capital, amount						$ 391,186	$ 3,050,000
Interest rate	19.00%					19.00%	19.00%
Cost method investments	¥ 1,460,484					$ 209,701